Income Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of reconciles U.S. statutory rates to effective tax rate
	2021	2020
U.S. statutory rates	21.0%	21.0%
Tax rate difference – current provision	7.0%	10.1%
Permanent differences	(5.3)%	12.6%
Change in valuation allowance	(28.0)%	(43.7)%
Tax benefit per financial statements	(5.3)%	-%

	2021	2020
U.S. statutory rates	21.0%	21.0%
Tax rate difference – current provision	6.1%	5.4%
Permanent differences	(4.9)%	2.6%
Change in valuation allowance	(27.1)%	(29.0)%
Tax expense per financial statements	(4.9)%	-%

	2020	2019
U.S. statutory rates	21.0%	(21.0)%
Tax rate difference – current provision	5.1%	(3.4)%
Reversal of temporary difference due to disposal of Shenqiu	-%	(18.8)%
Permanent differences	2.9%	2.0%
Change in valuation allowance	(29.0)%	15.6%
Tax (benefit) per financial statements	-%	(25.6)%

Schedule of provision for income tax expense
	2021	2020
Income tax benefit – current	$97,953	$-
Income tax benefit – deferred	-	-
Total income tax benefit	$97,953	$-

	2021	2020
Income tax benefit – current	$103,078	$-
Income tax benefit – deferred	-	-
Total income tax benefit	$103,078	$-

	2020	2019
Income tax expense – current	$-	$-
Income tax benefit – deferred	-	(3,024,807)
Total income tax benefit	$-	$(3,024,807)